AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 52.2%
Japan – 10.5%
Japanese Government CPI Linked Bond
Series 21
0.10%, 03/10/2026	JPY	2,424,753	$22,963,441

United States – 41.7%
U.S. Treasury Inflation Index
0.25%, 01/15/2025 (TIPS)	U.S.$	14,952	16,190,738
0.375%, 07/15/2025 (TIPS)(a)		62,064	68,212,103
0.375%, 01/15/2027 (TIPS)		6,071	6,705,234

			91,108,075

Total Inflation-Linked Securities (cost $107,998,379)			114,071,516

	Shares

COMMON STOCKS – 29.4%
Information Technology – 5.1%
Communications Equipment – 0.2%
Cisco Systems, Inc./Delaware		2,148	96,381
F5 Networks, Inc.(b)		462	87,771
Juniper Networks, Inc.		2,077	48,353
Motorola Solutions, Inc.		840	147,403
Nokia Oyj(b)		5,115	20,379
Telefonaktiebolaget LM Ericsson - Class B		4,594	57,406

			457,693

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. - Class A		1,084	136,237
Arrow Electronics, Inc.(b)		775	77,701
Avnet, Inc.		1,566	59,618
CDW Corp./DE		1,016	159,400
Corning, Inc.		2,176	83,210
Flex Ltd.(b)		3,294	59,918
FLIR Systems, Inc.		1,824	97,402
Hexagon AB - Class B		836	69,535
TE Connectivity Ltd.		878	114,166
Trimble, Inc.(b)		1,320	97,865
Vontier Corp.(b)		269	8,447

			963,499

IT Services – 1.5%
Accenture PLC - Class A		613	153,802
Akamai Technologies, Inc.(b)		806	76,167
Alliance Data Systems Corp.		215	20,747
Amadeus IT Group SA - Class A(b)		787	54,946
Atos SE(b)		247	19,305
Automatic Data Processing, Inc.		831	144,611
Black Knight, Inc.(b)		362	27,762
Broadridge Financial Solutions, Inc.		1,174	167,283
Capgemini SE		360	57,816

Company	Shares	U.S. $ Value

CGI, Inc.(b)	1,595	$119,067
Cognizant Technology Solutions Corp. - Class A	1,099	80,754
DXC Technology Co.	635	16,015
Edenred	463	25,660
Fidelity National Information Services, Inc.	1,949	268,962
Fiserv, Inc.(b)	2,368	273,196
FleetCor Technologies, Inc.(b)	249	69,050
Gartner, Inc.(b)	575	102,948
Global Payments, Inc.	1,430	283,126
International Business Machines Corp.	502	59,703
Mastercard, Inc. - Class A	649	229,649
Paychex, Inc.	1,472	134,055
PayPal Holdings, Inc.(b)	1,263	328,191
Perspecta, Inc.	317	9,256
Sabre Corp.(c)	2,420	35,550
VeriSign, Inc.(b)	824	159,881
Visa, Inc. - Class A	718	152,496
Western Union Co. (The) - Class W	3,117	72,377
Worldline SA/France(b) (d)	725	64,671

		3,207,046

Semiconductors & Semiconductor Equipment – 1.2%
Advanced Micro Devices, Inc.(b)	2,015	170,288
Analog Devices, Inc.	607	94,583
Applied Materials, Inc.	967	114,290
ASML Holding NV	269	152,556
Broadcom, Inc.	205	96,323
Infineon Technologies AG	1,599	69,575
Intel Corp.	1,884	114,510
KLA Corp.	609	189,539
Lam Research Corp.	384	217,801
Marvell Technology Group Ltd.	2,554	123,307
Maxim Integrated Products, Inc.	1,384	128,947
Microchip Technology, Inc.	789	120,425
Micron Technology, Inc.(b)	1,172	107,273
NVIDIA Corp.	256	140,436
NXP Semiconductors NV	516	94,196
Qorvo, Inc.(b)	444	77,580
QUALCOMM, Inc.	984	134,011
Skyworks Solutions, Inc.	431	76,640
STMicroelectronics NV	1,365	53,013
Texas Instruments, Inc.	847	145,913
Xilinx, Inc.	811	105,673

		2,526,879

Software – 1.5%
Adobe, Inc.(b)	449	206,392
ANSYS, Inc.(b)	635	216,529
Autodesk, Inc.(b)	395	109,020
BlackBerry Ltd.(b)	2,745	27,761
Cadence Design Systems, Inc.(b)	1,796	253,398
CDK Global, Inc.	1,015	50,892
Cerence, Inc.(b) (c)	343	38,148
Citrix Systems, Inc.	604	80,682
Constellation Software, Inc./Canada	106	137,245

Company	Shares	U.S. $ Value

Dassault Systemes SE	646	$134,173
Fortinet, Inc.(b)	1,023	172,733
Intuit, Inc.	570	222,380
Micro Focus International PLC (ADR)(b)	345	2,015
Microsoft Corp.	995	231,218
NortonLifeLock, Inc.	1,835	35,801
Nuance Communications, Inc.(b) (c)	2,749	122,605
Open Text Corp.	1,658	73,845
Oracle Corp.	1,536	99,087
Palo Alto Networks, Inc.(b)	297	106,418
Sage Group PLC (The)	5,404	42,227
salesforce.com, Inc.(b)	534	115,611
SAP SE	466	57,638
ServiceNow, Inc.(b)	428	228,321
Splunk, Inc.(b)	575	82,231
Synopsys, Inc.(b)	974	238,834
VMware, Inc. - Class A(b) (c)	527	72,837
Workday, Inc. - Class A(b)	384	94,149

		3,252,190

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	197,411
Dell Technologies, Inc. - Class C(b)	1,368	110,904
Hewlett Packard Enterprise Co.	3,043	44,306
HP, Inc.	2,579	74,714
NetApp, Inc.	1,082	67,733
Seagate Technology PLC	978	71,619
Topicus.com, Inc.(b)	197	10,226
Western Digital Corp.	465	31,867
Xerox Holdings Corp.	1,717	43,749

		652,529

		11,059,836

Financials – 4.5%
Banks – 1.3%
ABN AMRO Bank NV (GDR)(d)	1,125	12,936
Agricultural Bank of China Ltd. - Class H	420,000	152,751
Banco Bilbao Vizcaya Argentaria SA	3,189	17,734
Banco de Sabadell SA	16,277	8,122
Banco Santander SA(b)	3,967	13,794
Bank of America Corp.	1,350	46,858
Bank of China Ltd. - Class H	357,000	125,182
Bank of Communications Co., Ltd. - Class H	226,000	127,571
Bank of Ireland Group PLC(b)	2,334	9,428
Bank of Montreal	747	61,035
Bank of Nova Scotia (The)	862	50,395
Bankia SA	6,083	11,952
Bankinter SA	3,395	22,376
Barclays PLC	10,110	22,563
BNP Paribas SA(b)	331	19,677
CaixaBank SA	4,609	13,349
Canadian Imperial Bank of Commerce	584	53,843
China CITIC Bank Corp., Ltd. - Class H	265,000	124,998
China Construction Bank Corp. - Class H	233,000	187,039
China Everbright Bank Co., Ltd. - Class H	345,000	149,305

Company	Shares	U.S. $ Value

China Minsheng Banking Corp., Ltd. - Class H	212,400	$126,751
CIT Group, Inc.	697	31,609
Citigroup, Inc.	564	37,156
Citizens Financial Group, Inc.	745	32,363
Comerica, Inc.	403	27,444
Commerzbank AG(b)	2,045	13,398
Credit Agricole SA(b)	1,641	22,993
Danske Bank A/S(b)	858	15,773
DNB ASA	1,818	35,319
Erste Group Bank AG(b)	821	26,959
Fifth Third Bancorp	1,167	40,483
First Republic Bank/CA	402	66,229
HSBC Holdings PLC(b)	5,317	31,851
Huntington Bancshares, Inc./OH	2,387	36,617
ING Groep NV	1,574	17,240
Intesa Sanpaolo SpA(b)	18,206	46,808
JPMorgan Chase & Co.	448	65,932
KBC Group NV(b)	411	29,497
KeyCorp	1,685	33,936
Lloyds Banking Group PLC(b)	36,308	19,783
M&T Bank Corp.	381	57,508
National Bank of Canada	1,132	71,304
Natwest Group PLC(b)	6,922	17,880
Nedbank Group Ltd.	313	2,701
Nordea Bank Abp (Finland)	88	798
Nordea Bank Abp (Sweden)	3,090	27,986
People’s United Financial, Inc.	2,269	40,706
PNC Financial Services Group, Inc. (The)	291	48,993
Raiffeisen Bank International AG	1,044	21,105
Regions Financial Corp.	1,804	37,217
Royal Bank of Canada	718	61,137
Signature Bank/New York NY	215	46,943
Skandinaviska Enskilda Banken AB - Class A(b)	3,315	38,084
Societe Generale SA(b)	422	10,443
Standard Chartered PLC(b)	2,940	19,027
Svenska Handelsbanken AB - Class A SHS(b)	2,923	30,817
Swedbank AB - Class A	1,696	29,704
Toronto-Dominion Bank (The)	1,045	63,344
Truist Financial Corp.	1,653	94,155
UniCredit SpA(b)	1,079	11,104
US Bancorp	800	40,000
Wells Fargo & Co.	690	24,957

		2,784,962

Capital Markets – 1.2%
3i Group PLC	4,463	69,284
Affiliated Managers Group, Inc.	225	31,493
Ameriprise Financial, Inc.	250	55,310
Bank of New York Mellon Corp. (The)	853	35,962
BlackRock, Inc. - Class A	109	75,701
Brookfield Asset Management, Inc. - Class A	1,867	75,408
Charles Schwab Corp. (The)	1,564	96,530
CI Financial Corp.	2,261	31,660
CITIC Securities Co., Ltd. - Class H	80,000	172,259
CME Group, Inc. - Class A	377	75,287
Credit Suisse Group AG	1,310	18,951

Company	Shares	U.S. $ Value

Deutsche Bank AG(b)	1,113	$13,696
Deutsche Boerse AG	355	58,166
Eaton Vance Corp.	655	47,861
Franklin Resources, Inc.	837	21,904
Goldman Sachs Group, Inc. (The)	162	51,756
Haitong Securities Co., Ltd. - Class H	98,800	90,249
Hargreaves Lansdown PLC	1,868	39,493
IGM Financial, Inc.	1,289	35,167
Intercontinental Exchange, Inc.	727	80,195
Invesco Ltd.	1,109	24,864
Investec PLC	4,737	12,919
Julius Baer Group Ltd.	634	39,025
London Stock Exchange Group PLC	1,249	167,839
Moody’s Corp.	325	89,339
Morgan Stanley	1,891	145,366
MSCI, Inc. - Class A	361	149,642
Nasdaq, Inc.	753	104,132
Natixis SA(b)	3,393	16,495
Ninety One PLC	2,368	7,268
Northern Trust Corp.	412	39,194
Partners Group Holding AG	68	81,414
Quilter PLC(d)	3,254	6,668
Raymond James Financial, Inc.	418	48,797
S&P Global, Inc.	311	102,431
Schroders PLC	944	46,201
SEI Investments Co.	695	38,920
St. James’s Place PLC	2,130	35,132
Standard Life Aberdeen PLC	11,793	51,507
State Street Corp.	421	30,636
T. Rowe Price Group, Inc.	627	101,662
UBS Group AG	1,814	28,223

		2,544,006

Consumer Finance – 0.1%
Ally Financial, Inc.	1,228	50,962
American Express Co.	516	69,794
Capital One Financial Corp.	376	45,191
Discover Financial Services	568	53,432
Navient Corp.	1,339	16,577
Provident Financial PLC(b)	1,368	5,342
Synchrony Financial	1,033	39,956

		281,254

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. - Class B(b)	231	55,558
Element Fleet Management Corp.	3,194	31,323
EXOR NV	480	38,476
Groupe Bruxelles Lambert SA	1,242	122,852
IHS Markit Ltd.	1,109	99,987
Industrivarden AB - Class C(b)	1,828	60,334
Investor AB - Class B	902	66,638
Jefferies Financial Group, Inc.	1,464	42,514
Kinnevik AB - Class B	1,368	63,480
L E Lundbergforetagen AB - Class B(b)	856	42,574
M&G PLC	1,555	4,005
Onex Corp.	648	36,275
Voya Financial, Inc.	775	46,717
Wendel SE	294	33,541

		744,274

Company	Shares	U.S. $ Value

Insurance – 1.6%
Admiral Group PLC	1,243	$53,790
Aegon NV	4,545	21,783
Aflac, Inc.	1,388	66,471
Ageas SA/NV	832	46,635
Alleghany Corp.	66	42,664
Allianz SE	222	53,582
Allstate Corp. (The)	643	68,544
American International Group, Inc.	720	31,644
Aon PLC	435	99,054
Arch Capital Group Ltd.(b)	1,779	63,724
Arthur J Gallagher & Co.	958	114,768
Assicurazioni Generali SpA(b)	1,915	35,912
Assurant, Inc.	420	51,752
Aviva PLC	5,185	26,269
Axis Capital Holdings Ltd.	710	35,876
Baloise Holding AG	288	50,372
Brighthouse Financial, Inc.(b)	60	2,393
China Life Insurance Co., Ltd. - Class H	44,000	92,922
Chubb Ltd.	371	60,317
Cincinnati Financial Corp.	705	68,998
CNP Assurances(b)	1,623	29,206
Direct Line Insurance Group PLC	8,791	39,301
Everest Re Group Ltd.	214	51,747
Fairfax Financial Holdings Ltd.	85	34,626
Fidelity National Financial, Inc.	1,183	45,285
Gjensidige Forsikring ASA	2,409	55,253
Globe Life, Inc.	598	55,853
Great-West Lifeco, Inc.	2,017	51,622
Hannover Rueck SE	383	64,848
Hartford Financial Services Group, Inc. (The)	878	44,506
iA Financial Corp., Inc.	1,008	51,794
Intact Financial Corp.	960	107,300
Legal & General Group PLC	13,473	48,990
Lincoln National Corp.	446	25,364
Loews Corp.	1,014	48,479
Manulife Financial Corp.	2,171	43,280
Mapfre SA	8,898	16,849
Markel Corp.(b)	39	42,463
Marsh & McLennan Cos., Inc.	753	86,761
MetLife, Inc.	661	38,074
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	62,361
New China Life Insurance Co., Ltd. - Class H	37,000	141,138
NN Group NV	985	45,481
Old Mutual Ltd.	9,763	8,545
Poste Italiane SpA(d)	5,111	57,905
Power Corp. of Canada	3,725	89,803
Principal Financial Group, Inc.	589	33,326
Progressive Corp. (The)	1,147	98,585
Prudential Financial, Inc.	336	29,138
Prudential PLC	1,555	30,976
Reinsurance Group of America, Inc. - Class A	376	45,959
RenaissanceRe Holdings Ltd.	388	64,788
RSA Insurance Group PLC	5,407	51,047
Sampo Oyj - Class A	886	39,438

Company	Shares	U.S. $ Value

SCOR SE	791	$26,242
Sun Life Financial, Inc.	1,344	64,676
Swiss Life Holding AG	132	65,609
Swiss Re AG	469	44,062
Travelers Cos., Inc. (The)	464	67,512
Trisura Group Ltd.(b)	7	680
Tryg A/S	1,864	58,535
UnipolSai Assicurazioni SpA	12,165	35,264
Unum Group	830	21,978
Willis Towers Watson PLC	352	77,665
WR Berkley Corp.	1,102	76,402
Zurich Insurance Group AG	154	62,864

		3,469,050

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	38,600
Annaly Capital Management, Inc.	3,658	30,398

		68,998

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	40,440

		9,932,984

Health Care – 3.2%
Biotechnology – 0.3%
AbbVie, Inc.	1,379	148,573
Alexion Pharmaceuticals, Inc.(b)	232	35,438
Alkermes PLC(b)	331	6,302
Amgen, Inc.	320	71,974
Biogen, Inc.(b)	169	46,117
BioMarin Pharmaceutical, Inc.(b)	341	26,404
Genmab A/S(b)	279	93,573
Gilead Sciences, Inc.	703	43,164
Grifols SA	2,271	56,898
Idorsia Ltd.(b)	213	5,824
Incyte Corp.(b)	189	14,867
Regeneron Pharmaceuticals, Inc.(b)	66	29,738
Seagen, Inc.(b)	303	45,786
United Therapeutics Corp.(b)	217	36,278
Vertex Pharmaceuticals, Inc.(b)	246	52,287

		713,223

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	1,269	152,001
Alcon, Inc.(b)	184	12,673
Align Technology, Inc.(b)	301	170,700
Arjo AB - Class B	2,759	20,046
Baxter International, Inc.	1,040	80,798
Becton Dickinson and Co.	362	87,296
Boston Scientific Corp.(b)	1,769	68,602
Coloplast A/S - Class B	742	113,024
Cooper Cos., Inc. (The)	246	94,988
Danaher Corp.	776	170,464
Demant A/S(b)	2,432	99,968
DENTSPLY SIRONA, Inc.	989	52,486

Company	Shares	U.S. $ Value

DexCom, Inc.(b)	430	$171,045
Edwards Lifesciences Corp.(b)	960	79,776
Getinge AB - Class B	2,759	69,837
Hologic, Inc.(b)	1,129	81,390
IDEXX Laboratories, Inc.(b)	330	171,656
Intuitive Surgical, Inc.(b)	183	134,834
Koninklijke Philips NV(b)	488	26,643
Medtronic PLC	683	79,891
ResMed, Inc.	778	149,983
Smith & Nephew PLC	4,175	81,083
Sonova Holding AG(b)	435	111,323
Stryker Corp.	486	117,947
Teleflex, Inc.	270	107,492
Varian Medical Systems, Inc.(b)	475	83,253
Zimmer Biomet Holdings, Inc.	375	61,148

		2,650,347

Health Care Providers & Services – 0.5%
AmerisourceBergen Corp. - Class A	482	48,788
Anthem, Inc.	274	83,074
Cardinal Health, Inc.	702	36,167
Centene Corp.(b)	956	55,964
Cigna Corp.	492	103,271
Covetrus, Inc.(b)	280	10,405
CVS Health Corp.	1,161	79,099
DaVita, Inc.(b)	632	64,546
Fresenius Medical Care AG & Co. KGaA	755	52,271
Fresenius SE & Co. KGaA	693	29,690
HCA Healthcare, Inc.	514	88,424
Henry Schein, Inc.(b)	702	43,419
Humana, Inc.	169	64,161
Laboratory Corp. of America Holdings(b)	407	97,643
McKesson Corp.	241	40,854
Mediclinic International PLC(b)	5,230	20,826
MEDNAX, Inc.(b)	637	15,562
Patterson Cos., Inc.	1,039	32,271
Quest Diagnostics, Inc.	556	64,268
UnitedHealth Group, Inc.	310	102,988
Universal Health Services, Inc. - Class B(b)	362	45,370

		1,179,061

Health Care Technology – 0.0%
Cerner Corp.	701	48,467

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	816	99,609
Eurofins Scientific SE(b)	1,160	102,969
Illumina, Inc.(b)	183	80,412
IQVIA Holdings, Inc.(b)	646	124,542
Lonza Group AG	278	175,347
Mettler-Toledo International, Inc.(b)	105	117,185
QIAGEN NV(b)	1,521	75,242
Thermo Fisher Scientific, Inc.	346	155,728
Waters Corp.(b)	286	78,330

		1,009,364

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.7%
AstraZeneca PLC	729	$70,811
Bausch Health Cos., Inc.(b)	834	26,247
Bayer AG	526	31,950
Bristol-Myers Squibb Co.	1,220	74,823
Eli Lilly & Co.	693	141,989
GlaxoSmithKline PLC	3,649	60,886
Hikma Pharmaceuticals PLC	2,641	82,616
Jazz Pharmaceuticals PLC(b)	223	37,473
Johnson & Johnson	554	87,787
Mallinckrodt PLC(b)	476	186
Merck & Co., Inc.	863	62,671
Merck KGaA	536	87,136
Novartis AG	923	79,495
Novo Nordisk A/S - Class B	1,284	91,597
Orion Oyj - Class B	948	38,890
Perrigo Co. PLC	428	17,274
Pfizer, Inc.	2,016	67,516
Roche Holding AG	268	87,920
Sanofi	604	55,429
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(c)	1,184	19,785
UCB SA	558	55,329
Viatris, Inc.(b)	1,277	18,963
Vifor Pharma AG	380	47,279
Zoetis, Inc.	996	154,619

		1,498,671

		7,099,133

Industrials – 3.0%
Aerospace & Defense – 0.4%
Airbus SE(b)	181	21,028
BAE Systems PLC	2,639	17,864
Boeing Co. (The)	219	46,430
Bombardier, Inc. - Class B(b)	7,317	3,220
CAE, Inc.	2,809	74,342
Dassault Aviation SA(b)	11	11,827
General Dynamics Corp.	241	39,396
Howmet Aerospace, Inc.(b)	824	23,163
Huntington Ingalls Industries, Inc.	180	31,664
L3Harris Technologies, Inc.	1,019	185,366
Leonardo SpA	684	5,456
Lockheed Martin Corp.	198	65,389
Meggitt PLC(b)	2,664	15,795
Northrop Grumman Corp.	198	57,749
Raytheon Technologies Corp.	1,280	92,147
Rolls-Royce Holdings PLC(b)	5,507	8,296
Safran SA(b)	174	23,718
Textron, Inc.	720	36,245
Thales SA	192	18,184
TransDigm Group, Inc.(b)	93	53,630

		830,909

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	534	$48,514
Deutsche Post AG	500	24,834
DSV PANALPINA A/S	295	53,956
Expeditors International of Washington, Inc.	744	68,329
FedEx Corp.	189	48,100
Kuehne & Nagel International AG	139	32,983
Royal Mail PLC(b)	3,581	22,700
United Parcel Service, Inc. - Class B	471	74,338

		373,754

Airlines – 0.1%
American Airlines Group, Inc.(b)	507	10,616
Delta Air Lines, Inc.(b)	566	27,134
Deutsche Lufthansa AG(b)	656	9,789
easyJet PLC(b)	784	10,810
International Consolidated Airlines Group SA(b)	4,711	12,633
Southwest Airlines Co.	528	30,693
United Airlines Holdings, Inc.(b)	315	16,594

		118,269

Building Products – 0.1%
AO Smith Corp.	711	42,212
Assa Abloy AB - Class B	848	21,272
Carrier Global Corp.	587	21,443
Cie de Saint-Gobain(b)	254	13,659
Fortune Brands Home & Security, Inc.	681	56,618
Geberit AG	50	29,479
Johnson Controls International PLC	1,024	57,129
Masco Corp.	1,061	56,467
Otis Worldwide Corp.	293	18,667
Resideo Technologies, Inc.(b)	63	1,513

		318,459

Commercial Services & Supplies – 0.2%
Babcock International Group PLC(b)	1,434	5,195
Cintas Corp.	386	125,195
G4S PLC(b)	3,969	13,469
ISS A/S(b)	413	7,410
Republic Services, Inc. - Class A	966	86,061
Securitas AB - Class B	1,405	21,540
Societe BIC SA	160	8,987
Stericycle, Inc.(b)	372	24,132
Waste Connections, Inc.	891	87,042
Waste Management, Inc.	916	101,575

		480,606

Construction & Engineering – 0.2%
ACS Actividades de Construccion y Servicios SA	489	14,941
Boskalis Westminster(b)	549	16,937
Bouygues SA	319	12,914
China Railway Group Ltd. - Class H	179,000	94,527
Eiffage SA(b)	192	19,735
Epiroc AB - Class A	436	9,240

Company	Shares	U.S. $ Value

Epiroc AB - Class B	520	$10,221
Ferrovial SA	1,042	25,860
Fluor Corp.(b)	716	12,287
HOCHTIEF AG	79	7,060
Jacobs Engineering Group, Inc.	615	70,774
Metso Outotec Oyj	1,685	18,932
Orascom Construction PLC	173	1,037
Skanska AB - Class B	763	18,463
SNC-Lavalin Group, Inc.	1,097	22,068
Vinci SA	175	18,200

		373,196

Electrical Equipment – 0.2%
ABB Ltd.	788	22,686
Acuity Brands, Inc.	140	17,262
AMETEK, Inc.	672	79,276
Eaton Corp. PLC	547	71,214
Emerson Electric Co.	688	59,099
Legrand SA	296	25,734
nVent Electric PLC	481	12,631
OSRAM Licht AG(b)	209	12,931
Prysmian SpA	537	17,249
Rockwell Automation, Inc.	235	57,171
Schneider Electric SE	198	29,279
Sensata Technologies Holding PLC(b)	858	49,155
Siemens Energy AG(b)	59	2,225
Vestas Wind Systems A/S	152	28,504

		484,416

Industrial Conglomerates – 0.1%
3M Co.	284	49,717
DCC PLC	173	13,975
General Electric Co.	1,596	20,014
Honeywell International, Inc.	378	76,488
Melrose Industries PLC(b)	9,810	22,798
Roper Technologies, Inc.	184	69,482
Siemens AG	118	18,262
Smiths Group PLC	1,381	28,281

		299,017

Machinery – 0.6%
AGCO Corp.	496	64,222
Alfa Laval AB(b)	849	26,226
Alstom SA(b)	671	33,446
ANDRITZ AG	354	16,955
Atlas Copco AB - Class A	436	24,883
Atlas Copco AB - Class B	520	25,196
Caterpillar, Inc.	323	69,729
CNH Industrial NV(b)	1,193	17,610
Cummins, Inc.	221	55,957
Deere & Co.	289	100,896
Dover Corp.	428	52,755
Electrolux Professional AB - Class B(b)	748	3,973
Flowserve Corp.	599	22,163
Fortive Corp.	674	44,363
GEA Group AG	378	13,087
Illinois Tool Works, Inc.	349	70,561

Company	Shares	U.S. $ Value

IMI PLC	1,187	$21,769
Ingersoll Rand, Inc.(b)	413	19,138
Kone Oyj - Class B	326	26,019
MAN SE	62	3,598
Middleby Corp. (The)(b)	251	36,749
Neles Oyj	392	4,841
PACCAR, Inc.	502	45,677
Parker-Hannifin Corp.	211	60,549
Pentair PLC	481	26,902
Sandvik AB(b)	907	24,358
Schindler Holding AG	78	21,301
Schindler Holding AG (REG)	81	21,567
SKF AB - Class B	706	19,236
Snap-on, Inc.	233	47,325
Stanley Black & Decker, Inc.	329	57,522
Trane Technologies PLC	469	71,870
Volvo AB - Class B(b)	910	23,296
Wartsila Oyj Abp	732	8,405
Weir Group PLC (The)(b)	503	13,959
Westinghouse Air Brake Technologies Corp.	457	33,101
Xylem, Inc./NY	796	79,250
Zardoya Otis SA	1,731	11,136

		1,319,590

Marine – 0.0%
AP Moller - Maersk A/S - Class A	10	19,981
AP Moller - Maersk A/S - Class B	9	19,248

		39,229

Professional Services – 0.4%
Adecco Group AG	233	14,664
Bureau Veritas SA(b)	963	26,051
Capita PLC(b)	1,612	1,018
CoStar Group, Inc.(b)	287	236,419
Equifax, Inc.	383	62,000
Experian PLC	1,125	35,712
Intertek Group PLC	254	19,039
ManpowerGroup, Inc.	340	32,110
Nielsen Holdings PLC	827	18,533
Randstad NV(b)	258	17,255
RELX PLC	1,139	26,798
RELX PLC (London)	1,122	26,549
Robert Half International, Inc.	701	54,531
SGS SA	10	28,578
Thomson Reuters Corp.	1,197	104,124
Verisk Analytics, Inc. - Class A	637	104,372
Wolters Kluwer NV	490	38,842

		846,595

Road & Rail – 0.2%
AMERCO	94	54,024
Canadian National Railway Co.	661	72,151
Canadian Pacific Railway Ltd.	280	99,785
CSX Corp.	526	48,155
JB Hunt Transport Services, Inc.	438	64,329
Kansas City Southern	333	70,709
Norfolk Southern Corp.	311	78,391
Union Pacific Corp.	324	66,731

		554,275

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.2%
AerCap Holdings NV(b)	317	$15,273
Ashtead Group PLC	560	30,426
Brenntag AG	322	24,951
Bunzl PLC	677	21,136
Fastenal Co.	1,510	70,019
Ferguson PLC	296	35,020
Finning International, Inc.	1,846	48,173
Rexel SA(b)	970	18,169
Travis Perkins PLC(b)	782	15,700
United Rentals, Inc.(b)	195	57,989
WW Grainger, Inc.	196	73,051

		409,907

Transportation Infrastructure – 0.1%
Aena SME SA(b) (d)	131	22,218
Aeroports de Paris(b)	132	16,756
Atlantia SpA(b)	613	11,476
Fraport AG Frankfurt Airport Services Worldwide(b)	264	16,684
Getlink SE(b)	1,705	27,941
Macquarie Infrastructure Corp.	570	17,864

		112,939

		6,561,161

Consumer Staples – 2.6%
Beverages – 0.5%
Anheuser-Busch InBev SA/NV	336	19,335
Brown-Forman Corp. - Class B	1,553	111,164
Carlsberg AS - Class B	434	68,150
Coca-Cola Co. (The)	2,349	115,077
Coca-Cola European Partners PLC	1,012	51,477
Coca-Cola HBC AG	1,304	40,891
Constellation Brands, Inc. - Class A	321	68,739
Diageo PLC	1,525	59,992
Heineken Holding NV	450	38,658
Heineken NV	502	49,603
Keurig Dr Pepper, Inc.(c)	924	28,200
Molson Coors Beverage Co. - Class B	775	34,449
Monster Beverage Corp.(b)	1,264	110,903
PepsiCo, Inc.	845	109,166
Pernod Ricard SA	347	65,872
Remy Cointreau SA	337	64,207

		1,035,883

Food & Staples Retailing – 0.6%
Alimentation Couche-Tard, Inc. - Class B	3,374	101,411
Carrefour SA	1,249	21,793
Casino Guichard Perrachon SA(b)	448	14,389
Costco Wholesale Corp.	505	167,155
Distribuidora Internacional de Alimentacion SA(b)	6,300	920
Empire Co., Ltd. - Class A	3,731	103,698
Etablissements Franz Colruyt NV	915	54,813

Company	Shares	U.S. $ Value

George Weston Ltd.	1,283	$94,234
ICA Gruppen AB	1,334	63,303
J Sainsbury PLC	10,711	33,900
Jeronimo Martins SGPS SA	2,095	32,425
Koninklijke Ahold Delhaize NV	1,925	50,829
Kroger Co. (The)	1,741	56,078
Loblaw Cos., Ltd.	1,937	93,349
METRO AG	963	10,571
Metro, Inc./CN	3,499	145,448
Rite Aid Corp.(b)	91	1,782
Sysco Corp.	1,355	107,899
Tesco PLC	11,257	35,382
Walgreens Boots Alliance, Inc.	793	38,009
Walmart, Inc.	1,159	150,577
Wm Morrison Supermarkets PLC	13,410	32,024

		1,409,989

Food Products – 0.8%
Archer-Daniels-Midland Co.	1,514	85,662
Aryzta AG(b)	6,292	5,362
Associated British Foods PLC(b)	933	30,941
Barry Callebaut AG	33	71,388
Bunge Ltd.	891	68,233
Campbell Soup Co.	1,279	58,169
Chocoladefabriken Lindt & Spruengli AG	9	75,522
Chocoladefabriken Lindt & Spruengli AG (REG)	1	88,382
Conagra Brands, Inc.	1,969	66,808
Danone SA	580	39,440
General Mills, Inc.	1,305	71,788
Hershey Co. (The)	758	110,403
Hormel Foods Corp.(c)	1,930	89,494
Ingredion, Inc.	628	56,645
JM Smucker Co. (The)	614	68,768
Kellogg Co.	1,053	60,769
Kerry Group PLC - Class A	503	60,522
Kraft Heinz Co. (The)	886	32,233
McCormick & Co., Inc./MD	1,800	151,704
Mondelez International, Inc. - Class A	1,174	62,410
Mowi ASA	1,945	46,973
Nestle SA	608	63,456
Orkla ASA	3,826	35,239
Saputo, Inc.	2,289	64,465
Tate & Lyle PLC	4,685	47,567
Tyson Foods, Inc. - Class A	1,060	71,730

		1,684,073

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	129,071
Clorox Co. (The)	669	121,122
Colgate-Palmolive Co.	1,207	90,766
Edgewell Personal Care Co.	667	20,403
Essity AB - Class B	1,288	38,701
Henkel AG & Co. KGaA	338	29,937
Henkel AG & Co. KGaA (Preference Shares)	356	35,060
Kimberly-Clark Corp.	706	90,601
Procter & Gamble Co. (The)	1,192	147,248
Reckitt Benckiser Group PLC	499	41,857
Spectrum Brands Holdings, Inc.	587	45,522

		790,288

Company	Shares	U.S. $ Value

Personal Products – 0.2%
Beiersdorf AG	471	$46,538
Coty, Inc. - Class A(b)	2,104	16,138
Estee Lauder Cos., Inc. (The) - Class A	855	244,410
L’Oreal SA	228	83,209
Unilever PLC	811	42,275
Unilever PLC	860	44,675

		477,245

Tobacco – 0.1%
Altria Group, Inc.	1,060	46,216
British American Tobacco PLC	579	20,106
British American Tobacco PLC (Sponsored ADR)(c)	643	22,544
Imperial Brands PLC	987	18,390
Philip Morris International, Inc.	715	60,074
Swedish Match AB	1,345	96,536

		263,866

		5,661,344

Consumer Discretionary – 2.5%
Auto Components – 0.2%
Aptiv PLC(b)	302	45,252
Autoliv, Inc.(b)	287	25,830
BorgWarner, Inc.	676	30,420
Cie Generale des Etablissements Michelin SCA - Class B	199	28,773
Continental AG(b)	107	15,383
Goodyear Tire & Rubber Co. (The)(b)	816	13,717
Lear Corp.	199	33,052
Linamar Corp.	630	35,203
Magna International, Inc. - Class A (Canada)	729	61,403
Nokian Renkaat Oyj	578	20,452
Schaeffler AG (Preference Shares)	1,288	10,985
Valeo SA	282	9,966
Veoneer, Inc.(b) (c)	287	7,887

		338,323

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	21,775
Bayerische Motoren Werke AG (Preference Shares)	288	19,504
Daimler AG	349	27,978
Ferrari NV	303	58,965
Ford Motor Co.(b)	2,754	32,222
General Motors Co.	869	44,606
Harley-Davidson, Inc.	457	16,301
Porsche Automobil Holding SE (Preference Shares)	377	30,198
Renault SA(b)	203	9,116
Stellantis NV(b)	1,735	28,101
Stellantis NV	1,290	20,909

Company	Shares	U.S. $ Value

Tesla, Inc.(b)	270	$182,385
Volkswagen AG	151	35,341
Volkswagen AG (Preference Shares)	138	28,872

		556,273

Distributors – 0.0%
Genuine Parts Co.	435	45,827
LKQ Corp.(b)	877	34,545

		80,372

Diversified Consumer Services – 0.0%
H&R Block, Inc.(c)	830	15,961

Hotels, Restaurants & Leisure – 0.5%
Accor SA(b)	515	21,493
Aramark	1,174	43,579
Carnival Corp.(b)	557	14,900
Carnival PLC(b)	409	9,109
Chipotle Mexican Grill, Inc. - Class A(b)	57	82,194
Compass Group PLC(b)	1,758	35,700
Darden Restaurants, Inc.	368	50,537
Domino’s Pizza, Inc.	151	52,323
Flutter Entertainment PLC(b)	226	43,291
Hilton Worldwide Holdings, Inc.(b)	532	65,798
InterContinental Hotels Group PLC(b)	470	33,029
Las Vegas Sands Corp.	477	29,860
Marriott International, Inc./MD - Class A(b)	350	51,824
McDonald’s Corp.	324	66,789
MGM Resorts International	769	29,060
Norwegian Cruise Line Holdings Ltd.(b)	485	14,337
Restaurant Brands International, Inc.	668	40,066
Royal Caribbean Cruises Ltd.	277	25,836
Sodexo SA(b)	224	21,458
Starbucks Corp.	666	71,948
Travel & Leisure Co.	277	16,739
TUI AG(b)	3,055	18,502
Whitbread PLC(b)	756	35,986
William Hill PLC(b)	6,112	23,089
Wyndham Hotels & Resorts, Inc.	277	18,083
Wynn Resorts Ltd.(b)	179	23,580
Yum! Brands, Inc.	630	65,224

		1,004,334

Household Durables – 0.3%
Barratt Developments PLC(b)	2,559	23,782
Berkeley Group Holdings PLC	550	31,161
DR Horton, Inc.	836	64,263
Electrolux AB - Class B	748	17,659
Garmin Ltd.	605	75,032
Husqvarna AB - Class B	2,521	30,832
Leggett & Platt, Inc.	679	29,380
Lennar Corp. - Class A	555	46,048
Lennar Corp. - Class B	11	728
Mohawk Industries, Inc.(b)	156	27,299

Company	Shares	U.S. $ Value
Newell Brands, Inc.	610	$14,134
Persimmon PLC	763	27,648
PulteGroup, Inc.	1,261	56,884
SEB SA	162	29,101
Taylor Wimpey PLC(b)	9,372	20,678
Toll Brothers, Inc.	690	36,860
Whirlpool Corp.	167	31,743

		563,232

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.(b)	29	89,695
Booking Holdings, Inc.(b)	17	39,585
eBay, Inc.	1,712	96,591
Expedia Group, Inc.	215	34,615
MercadoLibre, Inc.(b)	134	219,507
Qurate Retail, Inc.	1,207	14,991
Zalando SE(b) (d)	491	50,478

		545,462

Leisure Products – 0.0%
Hasbro, Inc.	367	34,392
Mattel, Inc.(b)	1,058	21,372
Nordic Entertainment Group AB - Class B(b)	65	2,954
Polaris, Inc.	248	29,204

		87,922

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	300	38,765
Dollar General Corp.	382	72,194
Dollar Tree, Inc.(b)	304	29,853
Dollarama, Inc.	1,356	51,604
Kohl’s Corp.	485	26,796
Macy’s, Inc.	699	10,632
Marks & Spencer Group PLC(b)	4,897	9,755
Next PLC(b)	400	42,370
Nordstrom, Inc.	496	18,079
Target Corp.	562	103,093

		403,141

Specialty Retail – 0.4%
Advance Auto Parts, Inc.	173	27,740
AutoNation, Inc.(b)	587	44,037
AutoZone, Inc.(b)	47	54,516
Bed Bath & Beyond, Inc.	660	17,728
Best Buy Co., Inc.	397	39,839
CarMax, Inc.(b)	276	32,985
CECONOMY AG(b)	963	6,004
Dick’s Sporting Goods, Inc.(c)	553	39,468
Dixons Carphone PLC(b)	4,868	8,596
Dufry AG(b)	127	8,670
Foot Locker, Inc.	407	19,573
Gap, Inc. (The)(b)	852	21,257
Hennes & Mauritz AB - Class B(b)	936	22,017
Home Depot, Inc. (The)	245	63,293

Company	Shares	U.S. $ Value

Industria de Diseno Textil SA	757	$24,961
Kingfisher PLC(b)	6,282	23,284
L Brands, Inc.(b)	409	22,356
Lowe’s Cos., Inc.	362	57,829
O’Reilly Automotive, Inc.(b)	119	53,232
Ross Stores, Inc.	451	52,605
Signet Jewelers Ltd.(b)	287	14,287
TJX Cos., Inc. (The)	1,056	69,685
Tractor Supply Co.	570	90,607
Ulta Beauty, Inc.(b)	91	29,332

		843,901

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG(b)	138	48,105
Burberry Group PLC(b)	981	24,974
Capri Holdings Ltd.(b)	474	22,122
Christian Dior SE	102	56,652
Cie Financiere Richemont SA	285	27,463
EssilorLuxottica SA	493	80,425
Gildan Activewear, Inc.	1,287	39,108
Hanesbrands, Inc.	1,331	23,545
Hermes International	67	74,641
HUGO BOSS AG	261	9,893
Kering SA	75	47,434
Kontoor Brands, Inc.(c)	82	3,464
Lululemon Athletica, Inc.(b)	362	112,828
LVMH Moet Hennessy Louis Vuitton SE	90	57,026
NIKE, Inc. - Class B	676	91,111
Pandora A/S	240	23,300
Puma SE(b)	60	6,389
PVH Corp.	229	22,891
Ralph Lauren Corp.	379	44,373
Swatch Group AG (The)	56	16,714
Swatch Group AG (The) (REG)	301	17,293
Tapestry, Inc.	597	25,158
Under Armour, Inc. - Class A(b)	1,122	24,561
Under Armour, Inc. - Class C(b)	1,242	22,604
VF Corp.	576	45,579

		967,653

		5,406,574

Materials – 2.4%
Chemicals – 1.3%
Air Liquide SA	447	67,316
Air Products & Chemicals, Inc.	522	133,434
Akzo Nobel NV	408	42,191
Albemarle Corp.	546	85,837
Arkema SA	294	32,410
Axalta Coating Systems Ltd.(b)	2,149	58,754
BASF SE	444	36,324
Celanese Corp. - Class A	722	100,293
CF Industries Holdings, Inc.	1,192	53,974
Chr Hansen Holding A/S(b)	469	40,216
Corteva, Inc.	701	31,650
Covestro AG(d)	458	33,162

Company	Shares	U.S. $ Value

Croda International PLC	632	$54,564
Dow, Inc.	701	41,576
DuPont de Nemours, Inc.	701	49,294
Eastman Chemical Co.	794	86,752
Ecolab, Inc.	833	174,397
EMS-Chemie Holding AG	47	41,648
Evonik Industries AG	1,232	41,489
FMC Corp.	742	75,454
FUCHS PETROLUB SE (Preference Shares)	915	50,188
Givaudan SA	25	94,157
International Flavors & Fragrances, Inc.	533	72,227
Johnson Matthey PLC	1,127	48,157
K&S AG	1,009	11,289
Koninklijke DSM NV	642	105,857
LANXESS AG	442	32,807
Linde PLC	436	106,502
Livent Corp.(b) (c)	693	12,904
LyondellBasell Industries NV - Class A	645	66,493
Methanex Corp.	1,103	42,522
Mosaic Co. (The)	2,007	59,006
Novozymes A/S - Class B(b)	559	34,413
Nutrien Ltd.	3,184	171,860
PPG Industries, Inc.	660	88,981
Sherwin-Williams Co. (The)	231	157,159
Sika AG	360	95,198
Solvay SA	330	40,168
Symrise AG	710	82,943
Umicore SA	1,130	66,386
WR Grace & Co.	870	51,556
Yara International ASA	866	41,605

		2,813,113

Construction Materials – 0.1%
CRH PLC(b)	1,075	46,667
HeidelbergCement AG	356	28,157
Imerys SA	563	28,944
LafargeHolcim Ltd.(b)	595	32,825
Martin Marietta Materials, Inc.	237	79,838
Vulcan Materials Co.	393	65,627

		282,058

Containers & Packaging – 0.4%
Avery Dennison Corp.	978	171,355
Ball Corp.	1,802	153,873
CCL Industries, Inc. - Class B	1,790	94,282
Crown Holdings, Inc.(b)	1,332	127,286
International Paper Co.	1,270	63,055
Packaging Corp. of America	678	89,510
Sealed Air Corp.	1,509	63,227
Westrock Co.	1,050	45,770

		808,358

Metals & Mining – 0.5%
Agnico Eagle Mines Ltd.	888	49,571
Anglo American PLC	1,415	54,903
Antofagasta PLC	2,036	50,814
ArcelorMittal SA(b)	987	23,048

Company	Shares	U.S. $ Value

Arconic Corp.(b)	206	$4,515
Barrick Gold Corp. (London)	1,911	36,669
Barrick Gold Corp. (Toronto)	2,364	44,118
BHP Group PLC	1,449	46,021
Boliden AB	977	38,693
Eldorado Gold Corp.(b)	1,427	14,947
First Quantum Minerals Ltd.	3,202	69,017
Franco-Nevada Corp.	739	79,126
Freeport-McMoRan, Inc.(b)	2,604	88,302
Fresnillo PLC	1,276	16,115
Glencore PLC(b)	5,705	23,217
Kinross Gold Corp.	6,730	41,831
Newmont Corp.	1,386	75,371
Newmont Corp. (Toronto)	1,053	57,524
Norsk Hydro ASA	4,362	24,149
Nucor Corp.	910	54,436
Rio Tinto PLC	669	57,980
Teck Resources Ltd. - Class B	2,652	55,224
thyssenkrupp AG(b)	1,007	13,526
Turquoise Hill Resources Ltd.(b)	641	9,721
voestalpine AG	636	25,118
Wheaton Precious Metals Corp.	1,870	66,889
Yamana Gold, Inc.	7,199	28,624

		1,149,469

Paper & Forest Products – 0.1%
Mondi PLC	1,889	45,584
Stora Enso Oyj - Class R	2,477	48,787
Svenska Cellulosa AB SCA - Class B(b)	1,288	22,153
UPM-Kymmene Oyj	1,348	51,500
West Fraser Timber Co., Ltd.	1,065	72,808

		240,832

		5,293,830

Utilities – 2.0%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,649	76,118
American Electric Power Co., Inc.	1,054	78,892
Duke Energy Corp.	865	74,035
Edison International	797	43,030
EDP - Energias de Portugal SA	19,584	112,250
Electricite de France SA(b)	3,570	42,595
Emera, Inc.	2,500	98,499
Endesa SA	3,408	84,213
Enel SpA	10,639	100,314
Entergy Corp.	880	76,393
Evergy, Inc.	973	52,182
Eversource Energy	1,141	90,687
Exelon Corp.	1,491	57,553
FirstEnergy Corp.	1,915	63,463
Fortis, Inc./Canada	2,662	102,497
Fortum Oyj	4,004	99,759
Hydro One Ltd.(d)	3,582	76,053
Iberdrola SA	8,326	104,341
NextEra Energy, Inc.	2,156	158,423
OGE Energy Corp.	1,973	57,750

Company	Shares	U.S. $ Value

Orsted AS(d)	1,497	$241,281
Pinnacle West Capital Corp.	753	52,657
PPL Corp.	1,790	46,880
Red Electrica Corp. SA	3,748	62,615
Southern Co. (The)	1,397	79,238
SSE PLC	3,489	64,665
Terna Rete Elettrica Nazionale SpA	13,636	94,594
Xcel Energy, Inc.	1,190	69,722

		2,360,699

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	46,626
Atmos Energy Corp.	860	72,765
Enagas SA	3,496	73,226
Naturgy Energy Group SA	2,625	65,377
Snam SpA	22,765	117,844
UGI Corp.	1,317	50,454

		426,292

Independent Power and Renewable Electricity Producers – 0.0%
AES Corp. (The)	4,046	107,462

Multi-Utilities – 0.6%
Ameren Corp.	1,162	81,654
Atco Ltd./Canada - Class I	1,665	48,566
Canadian Utilities Ltd. - Class A	2,932	69,395
CenterPoint Energy, Inc.	2,121	41,232
Centrica PLC(b)	23,244	17,171
CMS Energy Corp.	1,535	83,059
Consolidated Edison, Inc.	866	56,853
Dominion Energy, Inc.	1,315	89,841
DTE Energy Co.	687	80,873
E.ON SE	6,694	68,255
Engie SA(b)	3,398	49,472
National Grid PLC	4,604	51,769
NiSource, Inc.	2,608	56,333
Public Service Enterprise Group, Inc.	1,187	63,896
RWE AG	2,734	103,263
Sempra Energy	547	63,441
Suez SA	3,280	68,179
United Utilities Group PLC	6,181	73,986
Veolia Environnement SA	2,624	70,366
WEC Energy Group, Inc.	1,055	85,075

		1,322,679

Water Utilities – 0.1%
American Water Works Co., Inc.	869	123,294
Severn Trent PLC	2,353	72,063

		195,357

		4,412,489

Communication Services – 1.7%
Diversified Telecommunication Services – 0.6%
Altice USA, Inc. - Class A(b)	713	23,964
AT&T, Inc.	2,772	77,311
BCE, Inc.	3,032	129,681
BT Group PLC(b)	7,665	13,268

Company	Shares	U.S. $ Value

Charter Communications, Inc. - Class A(b)	83	$50,914
Comcast Corp. - Class A	824	43,441
Deutsche Telekom AG	2,256	41,038
Elisa Oyj	1,116	66,730
Eurazeo SE(b)	635	47,041
Eutelsat Communications SA	1,132	13,663
Frontier Communications Corp.(b)	2,474	1,113
Iliad SA	138	24,492
Koninklijke KPN NV	12,242	40,123
Liberty Global PLC(b)	1,811	44,007
Liberty Global PLC - Class A(b)	813	20,020
Liberty Latin America Ltd. - Class C(b)	1,189	13,031
Lumen Technologies, Inc.	3,838	47,169
Orange SA	2,176	25,072
Proximus SADP	1,770	34,566
Shaw Communications, Inc. - Class B	2,404	41,842
Sirius XM Holdings, Inc.(c)	4,633	27,103
Swisscom AG	114	57,265
Telecom Italia SpA/Milano	31,583	14,996
Telecom Italia SpA/Milano (Savings Shares)	39,625	21,243
Telefonica Deutschland Holding AG	7,772	20,812
Telefonica SA	3,549	15,151
Telenet Group Holding NV	522	20,852
Telenor ASA	2,325	37,581
Telia Co. AB	12,753	51,660
TELUS Corp.	6,684	133,932
United Internet AG	623	27,444
Verizon Communications, Inc.	1,696	93,789

		1,320,314

Entertainment – 0.2%
Activision Blizzard, Inc.	841	80,408
Bollore SA	3,319	15,910
Electronic Arts, Inc.	495	66,315
Modern Times Group MTG AB - Class B(b)	90	1,316
Netflix, Inc.(b)	129	69,512
Vivendi SE	1,098	38,004
Walt Disney Co. (The)(b)	1,074	203,029

		474,494

Interactive Media & Services – 0.4%
Adevinta ASA - Class B(b)	2,027	28,209
Alphabet, Inc. - Class A(b)	78	157,709
Alphabet, Inc. - Class C(b)	76	154,801
Auto Trader Group PLC(b)	4,579	35,206
Cars.com, Inc.(b)	283	3,303
Facebook, Inc. - Class A(b)	387	99,699
TripAdvisor, Inc.(b) (c)	426	21,138
Twitter, Inc.(b)	1,866	143,794
Zillow Group, Inc. - Class C(b) (c)	848	136,808

		780,667

Media – 0.3%
Discovery, Inc. - Class A(b) (c)	1,012	53,666

Company	Shares	U.S. $ Value

Discovery, Inc. - Class C(b)	1,427	$64,215
DISH Network Corp. - Class A(b)	297	9,358
Fox Corp. - Class A	338	11,259
Fox Corp. - Class B	340	10,856
Interpublic Group of Cos., Inc. (The)	1,393	36,385
ITV PLC(b)	7,799	11,983
JCDecaux SA(b)	889	21,058
Lagardere SCA(b)	819	22,011
Liberty Broadband Corp.(b)	346	51,730
Liberty Media Corp.-Liberty SiriusXM - Class A(b)	944	41,923
Liberty Media Corp.-Liberty SiriusXM - Class C(b)	855	37,723
News Corp. - Class A	2,510	58,860
Omnicom Group, Inc.	460	31,616
Pearson PLC	1,740	18,332
ProSiebenSat.1 Media SE(b)	638	13,026
Publicis Groupe SA	351	20,639
RTL Group SA(b)	319	17,956
Schibsted ASA(b)	973	39,213
Schibsted ASA - Class B(b)	1,054	36,143
SES SA	1,380	11,029
TEGNA, Inc.	850	15,496
ViacomCBS, Inc. - Class B	829	53,462
WPP PLC	1,472	17,604

		705,543

Wireless Telecommunication Services – 0.2%
Millicom International Cellular SA(b)	591	22,262
Rogers Communications, Inc. - Class B	2,193	95,002
T-Mobile US, Inc.(b)	970	116,371
Tele2 AB - Class B	4,849	61,288
Vodafone Group PLC	17,886	30,618

		325,541

		3,606,559

Energy – 1.3%
Energy Equipment & Services – 0.1%
Baker Hughes Co. - Class A	758	18,556
ChampionX Corp.(b)	214	4,552
Core Laboratories NV	280	9,951
Drilling Co. of 1972 A/S (The)(b)	38	1,510
Halliburton Co.	747	16,307
Helmerich & Payne, Inc.	490	14,078
NOV, Inc.	851	12,850
Petrofac Ltd.(b)	6,919	12,594
Saipem SpA	858	2,400
Schlumberger NV	606	16,913
Tenaris SA	3,797	39,651
Weatherford International PLC(b)	1	12

		149,374

Oil, Gas & Consumable Fuels – 1.2%
Antero Resources Corp.(b)	1,271	11,439
Apache Corp.	607	11,976
ARC Resources Ltd.	2,540	15,209

Company	Shares	U.S. $ Value

BP PLC	13,599	$55,695
Cabot Oil & Gas Corp.	1,013	18,751
Cameco Corp.	2,728	42,809
Canadian Natural Resources Ltd.	1,035	28,229
Cenovus Energy, Inc.	5,037	37,285
Cheniere Energy, Inc.(b)	609	41,040
Chevron Corp.	571	57,100
China Petroleum & Chemical Corp. - Class H	230,000	128,101
China Shenhua Energy Co., Ltd. - Class H	99,000	188,334
Cimarex Energy Co.	268	15,541
ConocoPhillips	1,067	55,495
Continental Resources, Inc./OK(b)	603	14,581
Crescent Point Energy Corp.	2,365	8,679
Devon Energy Corp.	669	14,410
Diamondback Energy, Inc.	286	19,814
Enbridge, Inc.	1,314	44,378
Eni SpA	4,936	56,433
EOG Resources, Inc.	364	23,500
EQT Corp.(b)	539	9,589
Equinor ASA	4,590	87,047
Equitrans Midstream Corp.	431	3,116
Exxon Mobil Corp.	713	38,766
Galp Energia SGPS SA	4,711	52,662
Hess Corp.	565	37,024
HollyFrontier Corp.	1,019	38,600
Imperial Oil Ltd.	1,534	33,619
Inter Pipeline Ltd.	3,237	45,556
Keyera Corp.	1,731	33,556
Kinder Morgan, Inc.	1,880	27,636
Koninklijke Vopak NV	1,705	81,354
Lundin Energy AB	2,787	90,443
Marathon Oil Corp.	1,390	15,429
Marathon Petroleum Corp.	1,407	76,850
Murphy Oil Corp.	914	14,926
Neste Oyj	4,680	309,114
Occidental Petroleum Corp.	864	22,991
OMV AG	1,553	74,822
ONEOK, Inc.	703	31,136
Ovintiv, Inc.	398	9,182
Ovintiv, Inc. (Canada)	403	9,294
Pembina Pipeline Corp.	2,130	54,162
Peyto Exploration & Development Corp.	1,639	7,676
Phillips 66	607	50,411
Pioneer Natural Resources Co.	271	40,262
PrairieSky Royalty Ltd.	1,883	19,087
Range Resources Corp.(b)	940	9,062
Royal Dutch Shell PLC - Class A	3,106	63,532
Royal Dutch Shell PLC - Class B	3,120	61,162
Seven Generations Energy Ltd.(b)	1,456	9,611
Southwestern Energy Co.(b) (c)	2,381	9,643
Suncor Energy, Inc.	1,483	29,448
Targa Resources Corp.	621	19,208
TC Energy Corp.	1,444	60,479
TOTAL SE	1,632	76,100
Tourmaline Oil Corp.	1,532	27,881
Valero Energy Corp.	618	47,574
Vermilion Energy, Inc.	920	5,762

Company	Shares	U.S. $ Value

Williams Cos., Inc. (The)	1,051	$24,005

		2,646,576

		2,795,950

Real Estate – 1.1%
Equity Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities, Inc.	370	59,085
American Tower Corp.	354	76,510
AvalonBay Communities, Inc.	234	41,126
Boston Properties, Inc.	360	35,687
British Land Co. PLC (The)	5,156	35,244
Brixmor Property Group, Inc.	1,101	21,668
Camden Property Trust	472	49,159
Colony Capital, Inc.(c)	3,138	18,577
Covivio	424	35,612
Crown Castle International Corp.	494	76,940
Digital Realty Trust, Inc.	378	50,928
Duke Realty Corp.	1,323	51,928
Equinix, Inc.	91	58,999
Equity Residential	641	41,928
Essex Property Trust, Inc.	185	47,136
Extra Space Storage, Inc.	489	61,467
Federal Realty Investment Trust(c)	282	28,530
Gecina SA	296	40,848
H&R Real Estate Investment Trust	3,643	39,275
Hammerson PLC	28,225	10,323
Healthpeak Properties, Inc.	1,144	33,279
Host Hotels & Resorts, Inc.	1,706	28,303
ICADE	547	40,382
Intu Properties PLC(b) (e)	9,375	232
Iron Mountain, Inc.(c)	1,144	39,800
JBG SMITH Properties	232	7,366
Kimco Realty Corp.	1,471	26,963
Klepierre SA	1,062	24,973
Land Securities Group PLC	3,092	28,674
Macerich Co. (The)(c)	518	6,693
Mid-America Apartment Communities, Inc.	487	65,614
National Retail Properties, Inc.	864	37,878
Prologis, Inc.	1,398	138,500
Public Storage	203	47,490
Realty Income Corp.	678	40,856
Regency Centers Corp.	664	36,374
RioCan Real Estate Investment Trust	3,105	46,260
SBA Communications Corp.	280	71,436
Segro PLC	5,086	64,564
Simon Property Group, Inc.	199	22,471
SL Green Realty Corp.(c)	349	24,093
SmartCentres Real Estate Investment Trust	1,619	33,446
UDR, Inc.	1,200	49,404
Ventas, Inc.	613	32,428
VEREIT, Inc.	687	26,793
Vornado Realty Trust	465	19,967
Welltower, Inc.	621	42,166
Weyerhaeuser Co.	1,110	37,596

		1,954,971

Company	Shares		U.S. $ Value

Real Estate Management & Development – 0.2%
Brookfield Property REIT, Inc. - Class A		456	$7,980
CBRE Group, Inc. - Class A(b)		938	71,072
Deutsche Wohnen SE		1,099	51,656
First Capital Real Estate Investment Trust		2,575	31,424
Jones Lang LaSalle, Inc.(b)		249	43,321
Swiss Prime Site AG		732	68,514
Unibail-Rodamco-Westfield		156	11,486
Vonovia SE		1,235	78,656

			364,109

			2,319,080

Total Common Stocks (cost $41,265,901)			64,148,940

INVESTMENT COMPANIES – 6.1%
Funds and Investment Trusts – 6.1%(f)
Altaba, Inc.(b) (e) (g)		1,120	0
iShares Global Energy ETF(c)		97,950	2,360,595
iShares Russell 1000 Value ETF - Class E(c)		32,860	4,717,382
iShares Russell 2000 Value ETF(c)		20,650	3,130,540
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		98,020	3,109,194

Total Investment Companies (cost $11,954,127)			13,317,711

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (c) (cost $1,171,944)	U.S.$	1,174	1,312,532

	Shares

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc. 8.00% (cost $9,589)		36	3,550

WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford Intl PLC, expiring 11/26/2023 (b)		20	10

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026 (b)		200	750
Occidental Petroleum Corp., expiring 08/03/2027 (b)		108	1,296

			2,046

Company	Shares	U.S. $ Value

Consumer Discretionary – 0.0%
Multiline Retail– 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023 (b)	570	$200

Total Warrants (cost $1,355)		2,256

SHORT-TERM INVESTMENTS – 7.8%
Investment Companies – 7.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (h) (i) (cost $16,964,818)	16,964,818	16,964,818

Total Investments Before Security Lending Collateral for Securities Loaned – 96.1% (cost $179,366,113)		209,821,323

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (h) (i) (cost $10,248,390)	10,248,390	10,248,390

Total Investments – 100.8% (cost $189,614,503)(j)		220,069,713
Other assets less liabilities – (0.8)%		(1,756,428)

Net Assets – 100.0%		$218,313,285

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	41	April 2021	$2,612,930	$496,108
Canadian 10 Yr Bond Futures	72	June 2021	7,908,345	(139,898)
Cattle Feeder Futures	17	March 2021	1,178,738	1,397
Cocoa Futures	44	May 2021	1,145,760	33,450
Coffee Robusta Futures	112	May 2021	1,649,760	121,439
Coffee ‘C’ Futures	4	May 2021	206,250	277
Coffee ‘C’ Futures	18	July 2021	940,275	68,422
Copper Futures	45	May 2021	4,604,063	369,626
Corn Futures	65	September 2021	1,590,875	17,936
Corn Futures	29	July 2021	775,750	39,259
Cotton No.2 Futures	4	May 2021	177,660	10,292
Cotton No.2 Futures	35	July 2021	1,569,925	106,713
Euro STOXX 50 Index Futures	6	March 2021	262,570	9,311
Gasoline RBOB Futures	33	May 2021	2,665,971	728,770
Gold 100 OZ Futures	34	April 2021	5,877,920	(350,734)
KC HRW Wheat Futures	26	July 2021	829,075	8,040

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Lean Hogs Futures	6	April 2021	$209,160	$2,061
Lean Hogs Futures	45	June 2021	1,695,150	244,428
Live Cattle Futures	41	April 2021	1,968,000	64,906
LME Lead Futures	21	May 2021	1,077,431	(3,656)
LME Nickel Futures	2	March 2021	222,480	10,989
LME Nickel Futures	23	May 2021	2,563,074	276,883
LME Primary Aluminum Futures	117	May 2021	6,294,600	337,478
LME Primary Aluminum Futures	7	March 2021	373,056	15,730
LME Zinc Futures	32	May 2021	2,233,200	(15,241)
Long Gilt Futures	43	June 2021	7,654,394	(82,123)
Low SU Gasoil Futures	36	June 2021	1,915,200	528,578
MSCI Emerging Markets Futures	160	March 2021	10,704,800	696,381
MSCI Singapore IX ETS Futures	38	March 2021	965,104	21,367
Natural Gas Futures	87	June 2021	2,539,530	196,106
Nikkei 225 (CME) Futures	7	March 2021	1,024,975	85,380
NY Harbor ULSD Futures	36	May 2021	2,765,297	808,452
Platinum Futures	22	April 2021	1,303,830	80,687
S&P Mid 400 E Mini Futures	10	March 2021	2,494,700	259,219
Silver Futures	18	May 2021	2,379,600	(98,038)
Soybean Futures	54	July 2021	3,757,050	123,868
Soybean Meal Futures	69	July 2021	2,889,030	(74,291)
Soybean Oil Futures	13	August 2021	370,266	535
Soybean Oil Futures	96	July 2021	2,810,880	383,194
SPI 200 Futures	16	March 2021	2,040,273	17,201
Sugar 11 (World) Futures	60	September 2021	1,048,320	79,315
TOPIX Index Futures	46	March 2021	8,093,532	531,562
U.S. T-Note 10 Yr (CBT) Futures	181	June 2021	24,022,094	(275,984)
U.S. T-Note 5 Yr (CBT) Futures	72	June 2021	8,925,750	(76,709)
Wheat (CBT) Futures	59	July 2021	1,917,500	11,709
WTI Crude Futures	65	May 2021	3,948,100	820,186
Sold Contracts
FTSE 100 Index Futures	32	March 2021	2,870,884	(2,364)
Japan 10 Yr Bond (OSE) Futures	9	March 2021	12,717,107	119,415
LME Lead Futures	5	May 2021	256,531	(1,816)
LME Nickel Futures	2	March 2021	222,480	(6,727)
LME Nickel Futures	8	May 2021	891,504	(22,538)
LME Primary Aluminum Futures	4	March 2021	213,175	(10,563)
LME Primary Aluminum Futures	28	May 2021	1,506,400	(101,749)
LME Zinc Futures	14	May 2021	977,025	(55,392)
OMXS 30 Index Futures	25	March 2021	593,624	3,694
S&P 500 E-Mini Futures	39	March 2021	7,427,940	(188,923)
S&P/TSX 60 Index Futures	5	March 2021	842,213	(25,941)
SPI 200 Futures	2	March 2021	255,034	(2,082)
TOPIX Index Futures	3	March 2021	527,839	(35,383)
U.S. T-Note 10 Yr (CBT) Futures	181	June 2021	24,022,094	302,251

				$6,462,463

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	88,907	USD	11,468	08/13/2021	$3,160
Australia and New Zealand Banking Group Ltd.	CNY	6,204	USD	953	04/22/2021	700
Australia and New Zealand Banking Group Ltd.	EUR	547	USD	659	03/17/2021	(1,796)
Bank of America, NA	RUB	33,236	USD	449	03/24/2021	4,623
Bank of America, NA	ILS	4,420	USD	1,353	03/25/2021	17,033
Bank of America, NA	USD	891	NOK	7,529	04/15/2021	(22,679)
Bank of America, NA	USD	526	RUB	40,024	03/24/2021	8,716
Barclays Bank PLC	COP	2,226,097	USD	640	03/18/2021	29,572
Barclays Bank PLC	KRW	1,006,988	USD	905	04/22/2021	10,873
Barclays Bank PLC	MYR	12,091	USD	2,973	03/25/2021	3,608
Barclays Bank PLC	MYR	6,016	USD	1,446	03/25/2021	(31,920)
Barclays Bank PLC	USD	4,187	MYR	17,313	03/25/2021	64,729
Barclays Bank PLC	USD	2,261	MYR	9,137	03/25/2021	(17,400)
Barclays Bank PLC	USD	1,556	KRW	1,699,560	04/22/2021	(47,545)
BNP Paribas SA	EUR	12,158	USD	14,862	03/17/2021	188,017
BNP Paribas SA	BRL	6,463	USD	1,175	03/02/2021	21,567
BNP Paribas SA	USD	4,320	EUR	3,535	03/17/2021	(53,078)
BNP Paribas SA	USD	1,193	BRL	6,463	03/02/2021	(39,705)
BNP Paribas SA	USD	670	CNY	4,338	04/22/2021	(3,695)
Citibank, NA	CLP	651,058	USD	887	03/18/2021	(12,841)
Citibank, NA	ILS	5,902	USD	1,816	03/25/2021	32,481
Citibank, NA	PEN	3,856	USD	1,060	03/18/2021	3,006
Citibank, NA	USD	647	TRY	4,740	03/26/2021	(15,553)
Citibank, NA	USD	316	CLP	223,868	03/18/2021	(6,892)
Citibank, NA	USD	883	CLP	651,262	03/18/2021	16,635
Citibank, NA	USD	1,135	COP	4,007,596	03/18/2021	(36,622)
Credit Suisse International	PHP	20,509	USD	425	04/22/2021	8,390
Credit Suisse International	TRY	7,386	USD	1,020	03/26/2021	36,437
Deutsche Bank AG	PEN	4,037	USD	1,107	03/18/2021	622
Deutsche Bank AG	ILS	2,906	USD	880	03/25/2021	1,847
Deutsche Bank AG	NZD	1,221	USD	874	03/05/2021	(8,195)
Deutsche Bank AG	USD	890	PEN	3,211	03/18/2021	(9,472)
Deutsche Bank AG	USD	1,258	CLP	896,007	03/18/2021	(19,449)
Goldman Sachs Bank USA	KRW	483,732	USD	441	04/22/2021	11,519
Goldman Sachs Bank USA	RUB	49,929	USD	675	03/24/2021	7,815
Goldman Sachs Bank USA	TWD	35,422	USD	1,294	07/07/2021	2,072
Goldman Sachs Bank USA	PHP	20,509	USD	425	04/22/2021	8,302
Goldman Sachs Bank USA	NOK	7,534	USD	885	04/15/2021	15,885
Goldman Sachs Bank USA	TRY	4,932	USD	664	04/19/2021	14,305
Goldman Sachs Bank USA	CHF	1,746	USD	1,970	05/06/2021	46,665
Goldman Sachs Bank USA	BRL	2,766	USD	512	03/02/2021	17,983
Goldman Sachs Bank USA	AUD	860	USD	655	03/30/2021	(6,033)
Goldman Sachs Bank USA	EUR	530	TRY	4,930	04/19/2021	9,673
Goldman Sachs Bank USA	USD	500	BRL	2,766	03/02/2021	(6,604)
Goldman Sachs Bank USA	USD	1,294	PEN	4,681	03/18/2021	(11,190)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	1,174	MYR	4,789	03/25/2021	$1,625
Goldman Sachs Bank USA	USD	539	RUB	39,993	03/24/2021	(4,581)
Goldman Sachs Bank USA	USD	662	RUB	50,361	03/24/2021	10,756
Goldman Sachs Bank USA	USD	440	KRW	478,378	04/22/2021	(15,769)
HSBC Bank USA	TRY	5,062	USD	706	03/26/2021	31,919
HSBC Bank USA	CHF	987	USD	1,102	05/06/2021	14,344
HSBC Bank USA	USD	1,638	CNY	10,632	04/22/2021	(5,782)
JPMorgan Chase Bank, NA	CNY	8,767	USD	1,351	04/22/2021	5,596
JPMorgan Chase Bank, NA	PLN	10,468	USD	2,814	03/24/2021	19,946
JPMorgan Chase Bank, NA	BRL	4,085	USD	760	03/02/2021	30,983
JPMorgan Chase Bank, NA	AUD	884	USD	677	03/30/2021	(3,226)
JPMorgan Chase Bank, NA	USD	2,424	EUR	1,979	03/17/2021	(35,805)
JPMorgan Chase Bank, NA	USD	1,362	GBP	963	04/09/2021	(19,292)
JPMorgan Chase Bank, NA	PLN	3,206	EUR	706	03/24/2021	(3,701)
JPMorgan Chase Bank, NA	USD	739	BRL	4,085	03/02/2021	(9,754)
Morgan Stanley Capital Services, Inc.	MXN	14,021	USD	682	04/16/2021	15,038
Morgan Stanley Capital Services, Inc.	DKK	3,946	USD	646	04/15/2021	5,352
Morgan Stanley Capital Services, Inc.	GBP	4,554	USD	6,219	04/09/2021	(127,215)
Morgan Stanley Capital Services, Inc.	EUR	3,350	USD	4,090	03/17/2021	46,897
Morgan Stanley Capital Services, Inc.	AUD	1,146	USD	885	03/30/2021	3,547
Morgan Stanley Capital Services, Inc.	EUR	747	USD	898	03/17/2021	(2,892)
Morgan Stanley Capital Services, Inc.	USD	1,758	GBP	1,286	04/09/2021	34,818
Morgan Stanley Capital Services, Inc.	USD	540	ILS	1,758	03/25/2021	(8,149)
Morgan Stanley Capital Services, Inc.	USD	719	JPY	76,138	05/20/2021	(4,478)
Morgan Stanley Capital Services, Inc.	USD	437	KRW	482,192	04/22/2021	(9,290)
Natwest Markets PLC	COP	4,011,952	USD	1,131	03/18/2021	31,856
Natwest Markets PLC	CLP	896,007	USD	1,210	03/18/2021	(27,729)
Natwest Markets PLC	MYR	2,053	USD	504	03/25/2021	231
Natwest Markets PLC	BRL	1,691	USD	306	03/02/2021	4,037
Natwest Markets PLC	USD	1,115	GBP	812	04/09/2021	16,793
Natwest Markets PLC	USD	663	NZD	921	03/05/2021	2,796
Natwest Markets PLC	USD	1,782	EUR	1,481	03/17/2021	6,066
Natwest Markets PLC	USD	315	BRL	1,691	03/02/2021	(13,115)
Natwest Markets PLC	USD	900	MYR	3,636	03/25/2021	(6,820)
Natwest Markets PLC	USD	722	TWD	19,860	04/27/2021	(4,677)
Natwest Markets PLC	USD	1,133	CLP	818,244	03/18/2021	(1,834)
Natwest Markets PLC	USD	640	COP	2,226,097	03/18/2021	(29,950)
Standard Chartered Bank	KRW	496,100	USD	443	04/22/2021	2,501
Standard Chartered Bank	PHP	152,166	USD	3,130	04/22/2021	37,446
Standard Chartered Bank	TWD	86,773	USD	3,136	04/27/2021	3,160
Standard Chartered Bank	EUR	1,084	USD	1,330	03/24/2021	20,986
Standard Chartered Bank	CHF	1,371	USD	1,532	05/06/2021	21,648
Standard Chartered Bank	CHF	787	GBP	652	04/09/2021	42,524
Standard Chartered Bank	NZD	942	AUD	873	03/05/2021	(9,124)
Standard Chartered Bank	USD	876	NZD	1,218	03/05/2021	3,524
Standard Chartered Bank	USD	1,279	TWD	35,422	07/07/2021	12,648
Standard Chartered Bank	USD	444	KRW	488,989	04/22/2021	(10,530)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	3,028,069	USD	28,588	05/20/2021	$155,643
State Street Bank & Trust Co.	SEK	12,546	USD	1,505	04/15/2021	18,189
State Street Bank & Trust Co.	NZD	8,939	USD	6,370	03/05/2021	(89,300)
State Street Bank & Trust Co.	CAD	12,376	USD	9,759	04/22/2021	33,586
State Street Bank & Trust Co.	AUD	4,936	USD	3,832	03/30/2021	33,273
State Street Bank & Trust Co.	MXN	4,670	USD	222	04/16/2021	(285)
State Street Bank & Trust Co.	SEK	3,698	USD	437	04/15/2021	(865)
State Street Bank & Trust Co.	GBP	2,954	USD	4,038	04/09/2021	(78,596)
State Street Bank & Trust Co.	NOK	2,490	USD	293	04/15/2021	5,865
State Street Bank & Trust Co.	EUR	279	USD	339	04/19/2021	2,035
State Street Bank & Trust Co.	CHF	136	USD	153	05/06/2021	3,568
State Street Bank & Trust Co.	USD	205	CHF	181	05/06/2021	(4,761)
State Street Bank & Trust Co.	USD	271	GBP	194	04/09/2021	(1,583)
State Street Bank & Trust Co.	USD	1,138	EUR	929	03/17/2021	(16,305)
State Street Bank & Trust Co.	USD	333	GBP	244	04/09/2021	5,964
State Street Bank & Trust Co.	EUR	365	GBP	326	04/09/2021	12,925
State Street Bank & Trust Co.	USD	447	EUR	365	04/09/2021	(5,908)
State Street Bank & Trust Co.	USD	460	EUR	379	03/24/2021	(2,509)
State Street Bank & Trust Co.	USD	453	CHF	403	04/09/2021	(10,066)
State Street Bank & Trust Co.	USD	764	NZD	1,052	03/05/2021	(3,834)
State Street Bank & Trust Co.	USD	1,462	CAD	1,852	04/22/2021	(6,900)
State Street Bank & Trust Co.	USD	1,760	SGD	2,324	03/11/2021	(17,778)
State Street Bank & Trust Co.	USD	872	NZD	1,221	03/05/2021	10,430
State Street Bank & Trust Co.	USD	1,497	ZAR	22,152	04/08/2021	(39,826)
State Street Bank & Trust Co.	USD	682	TRY	5,192	03/26/2021	9,428
State Street Bank & Trust Co.	USD	3,012	PLN	11,115	03/24/2021	(45,716)
State Street Bank & Trust Co.	USD	1,354	AUD	1,744	03/30/2021	(11,758)
State Street Bank & Trust Co.	USD	357	TRY	2,515	03/26/2021	(21,634)
State Street Bank & Trust Co.	USD	455	NOK	3,824	04/15/2021	(14,394)
State Street Bank & Trust Co.	USD	861	SEK	7,170	04/15/2021	(10,915)
State Street Bank & Trust Co.	USD	448	MXN	9,195	04/16/2021	(10,937)
State Street Bank & Trust Co.	USD	440	CZK	9,482	03/24/2021	(3,220)
State Street Bank & Trust Co.	USD	93	JPY	9,813	05/20/2021	(504)
UBS AG	KRW	977,847	USD	887	04/22/2021	19,699
UBS AG	BRL	1,304	USD	240	04/05/2021	7,253
UBS AG	BRL	1,304	USD	236	03/02/2021	3,113

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	891	AUD	1,146	03/30/2021	$(9,602)
UBS AG	USD	240	BRL	1,304	03/02/2021	(7,244)
UBS AG	USD	1,318	MXN	27,236	04/16/2021	(22,521)
UBS AG	USD	1,330	RUB	100,738	03/24/2021	16,606
UBS AG	USD	1,426	KRW	1,584,152	04/22/2021	(20,237)

						$189,269

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,190	02/15/2024	3 Month LIBOR	2.605%	Quarterly/ Semi-Annual	$1,973,756	$—	$1,973,756
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual/ Semi-Annual	1,266,223	—	1,266,223
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual/ Semi-Annual	408,043	—	408,043
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	1,795,179	—	1,795,179
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual/ Semi-Annual	785,150	—	785,150
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	867,757	—	867,757
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual/ Semi-Annual	(524,458)	—	(524,458)
NZD	9,130	11/16/2030	3 Month BKBM	0.839%	Quarterly/ Semi-Annual	(652,986)	—	(652,986)

						$5,918,,664	$0	$5,918,664

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at February 28, 2021	Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/2021*	5.00%	Quarterly	0.74%	USD	4,420	$103,133	$7,733	$95,400

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
UBS AG
USD/JPY 09/30/2021*	7.85%	Maturity	USD	61	$(64,669)	$0	$(64,669)
Sale Contracts
Goldman Sachs Bank USA
USD/JPY 09/30/2021*	7.20	Maturity	USD	53	15,382	0	15,382

					$(49,287)	$0	$(49,287)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $565,372 or 0.3% of net assets.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Fair valued by the Adviser.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $52,579,350 and gross unrealized depreciation of investments was $(9,507,631), resulting in net unrealized appreciation of $43,071,719.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

February 28, 2021 (unaudited)

66.5%	United States
11.0%	Japan
2.4%	Canada
2.3%	Luxembourg
1.6%	United Kingdom
1.2%	France
0.9%	Germany
0.9%	Switzerland
0.9%	China
0.6%	Sweden
0.6%	Mexico
0.5%	Denmark
0.4%	Netherlands
2.1%	Other
8.1%	Short-Term Investments

100.0%	Total Investments

1

All data are as of February 28, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Argentina, Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Ireland, Italy, Jordan, Mongolia, Norway, Portugal, South Africa, Spain, Turkey and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$114,071,516	$—		$114,071,516
Common Stocks:
Information Technology	10,180,936	878,900	—		11,059,836
Financials	5,569,521	4,363,463	—		9,932,984
Health Care	5,370,870	1,728,263	—		7,099,133
Industrials	4,831,802	1,729,359	—		6,561,161
Consumer Staples	3,957,199	1,704,145	—		5,661,344
Consumer Discretionary	3,980,304	1,426,270	—		5,406,574
Materials	3,523,141	1,770,689	—		5,293,830
Utilities	2,574,891	1,837,598	—		4,412,489
Communication Services	2,573,444	1,033,115	—		3,606,559
Energy	1,414,996	1,380,954	—		2,795,950
Real Estate	1,827,916	490,932	232		2,319,080
Investment Companies	13,317,711	—	0	(a)	13,317,711
Governments - Sovereign Bonds	—	1,312,532	—		1,312,532
Preferred Stocks	3,550	—	—		3,550
Warrants	2,256	—	—		2,256
Short-Term Investments	16,964,818	—	—		16,964,818
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,248,390	—	—		10,248,390

Total Investments in Securities	86,341,745	133,727,736	232		220,069,713
Other Financial Instruments(b):
Assets:
Futures	4,759,360	3,273,255	—		8,032,615
Forward Currency Exchange Contracts	—	1,350,849	—		1,350,849
Centrally Cleared Interest Rate Swaps	—	7,096,108	—		7,096,108
Centrally Cleared Credit Default Swaps	—	103,133	—		103,133
Variance Swaps	—	15,382	—		15,382
Liabilities:
Futures	(789,578)	(780,574)	—		(1,570,152)
Forward Currency Exchange Contracts	—	(1,161,580)	—		(1,161,580)
Centrally Cleared Interest Rate Swaps	—	(1,177,444)	—		(1,177,444)
Variance Swaps	—	(64,669)	—		(64,669)

Total	$90,311,527	$142,382,196	$232		$232,693,955

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,913	$33,064	$34,012	$16,965	$1
Government Money Market Portfolio*	4,092	32,061	25,905	10,248	0	**
Total	$22,005	$65,125	$59,917	$27,213	$1

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.